Investment instruments - Summary of Portfolio of Debt Securities Classified as Investment Instruments at Fair Value through Other Comprehensive Income Includes Impairment (Detail) - IFRS9 [member] - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
- Increases due to change in credit risk	$ (284,141)	$ (269,348)
- Decreases due to change in credit risk	(112,615)	(111,255)
- Charge-offs	174,556	167,364
New financial assets originated or purchased	(414,765)	(282,800)
Financial assets that have been derecognized	(244,413)	(199,319)
Foreign exchange and other movements	4,777	(37,787)
Financial instruments credit-impaired [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,310)	(134)
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
- Increases due to change in credit risk	(210)	0
- Decreases due to change in credit risk	1,127	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(40)	(2,195)
Financial assets that have been derecognized	(522)	(19)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	(911)	(2,310)
Financial instruments credit-impaired [member] | 12-month expected credit losses [member] | Stage1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,310)	(134)
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
- Increases due to change in credit risk	(210)	0
- Decreases due to change in credit risk	1,127	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(40)	(2,195)
Financial assets that have been derecognized	(522)	(19)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	(911)	(2,310)
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	0	0
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	$ 0	$ 0